Commitments and Contingencies (Details Narrative) (10K) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 11, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018
Amount of breach of contract to be accrued				$ 231,323
Cash compensation percentage				15.00%
Number of common stock duplicated and issued in error				275,000
BCF Intrinsic value on convertible note-GHS				$ 58,916
Rent including sales tax						$ 1,990
Deposits		$ 6,191		6,191	$ 6,191
Rent expenses		$ 6,804	$ 6,611	27,022	$ 21,289
September 30 2018 [Member]
Rent including sales tax				1,990
September 30 2019 [Member]
Rent including sales tax				2,056
September 30 2020 [Member]
Rent including sales tax				2,124
Chief Operations Officer [Member]
Monthly salary paid				$ 6,000
Number of fully vested shares at each quarter				50,000
Common shares vesting description				The terms of the agreement require the Company to pay its chief operations officer a monthly salary of $6,000 and 50,000 fully vested shares of the Company's common stock at the end of each quarter.
Cromongen Biotechnology Corporation [Member]
Amount of breach of contract to be accrued	$ 3,994,523
Breach of contract amount	120,265
Costs and fees amount	111,057
Conversion value	$ 3,763,200